Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.
Citi Real Estate Funding Inc.
(together, the “Company”)
Citigroup Global Markets Inc.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
(collectively, the “Specified Parties”):

Re: Hawaii Hotel Trust 2025-MAUI – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “HHT 2025-MAUI_Accounting Tape_Final.xlsx” provided by the Company on February 27, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related mortgaged property (the “Mortgaged Property”) as of March 9, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by Hawaii Hotel Trust 2025-MAUI, Commercial Mortgage Pass-Through Certificates, Series 2025-MAUI (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Assumed One-month Term SOFR” means the rate of 4.32268% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed Mortgage Loan Spread” means the spread of 2.40000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Assumed One-month Term SOFR, Assumed Mortgage Loan Spread and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Mortgaged Property included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Mortgaged Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

2

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
February 27, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report, Engineering Report
City	Website "https://www.fourseasons.com/maui/contact-us/#:~:text=Address,Phone%20number"
County	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip	Appraisal Report, Engineering Report
Market	Underwriting File
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Capital Expenditure Schedule
Flag	Appraisal Report, Franchise Agreement
Total Units	Underwriting File
Unit of Measure	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Underwriting File
Ownership Interest	Title Policy
Mortgage Loan Closing Date Balance	Draft Loan Agreement
Mortgage Loan Maturity Date Balance	Draft Loan Agreement
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Individual As-Stabilized Appraised Value Date	Appraisal Report
A-1

ATTACHMENT A

Attribute	Source Document(s)
Individual As-Stabilized Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Recommended?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Draft Loan Agreement
Term SOFR Cap	Provided by the Company
Term SOFR Lookback days	Draft Loan Agreement
Term SOFR Cap Expiration Date	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Initial Maturity Date	Draft Loan Agreement
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Partial Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial FF&E Escrow	Draft Loan Agreement
Ongoing FF&E Escrow Monthly	Draft Loan Agreement
FF&E Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Available Room Nights 2013	Underwriting File
Available Room Nights 2014	Underwriting File
Available Room Nights 2015	Underwriting File
Available Room Nights 2016	Underwriting File
Available Room Nights 2017	Underwriting File
Available Room Nights 2018	Underwriting File
Available Room Nights 2019	Underwriting File
Available Room Nights 2020	Underwriting File
Available Room Nights 2021	Underwriting File
Available Room Nights 2022	Underwriting File
Available Room Nights July 2023 TTM	Underwriting File
Available Room Nights 2023	Underwriting File
A-3

ATTACHMENT A

Attribute	Source Document(s)
Available Room Nights 2024	Underwriting File
Available Room Nights January 2025 TTM	Underwriting File
Available Room Nights January 2025 Reforecast	Underwriting File
Available Room Nights Implied February 2025 TTM	Underwriting File
Available Room Nights UW	Underwriting File
Occupied Room Nights 2013	Underwriting File
Occupied Room Nights 2014	Underwriting File
Occupied Room Nights 2015	Underwriting File
Occupied Room Nights 2016	Underwriting File
Occupied Room Nights 2017	Underwriting File
Occupied Room Nights 2018	Underwriting File
Occupied Room Nights 2019	Underwriting File
Occupied Room Nights 2020	Underwriting File
Occupied Room Nights 2021	Underwriting File
Occupied Room Nights 2022	Underwriting File
Occupied Room Nights July 2023 TTM	Underwriting File
Occupied Room Nights 2023	Underwriting File
Occupied Room Nights 2024	Underwriting File
Occupied Room Nights January 2025 TTM	Underwriting File
Occupied Room Nights January 2025 Reforecast	Underwriting File
Occupied Room Nights Implied February 2025 TTM	Underwriting File
Occupied Room Nights UW	Underwriting File
Occupancy 2013	Underwriting File
Occupancy 2014	Underwriting File
Occupancy 2015	Underwriting File
Occupancy 2016	Underwriting File
Occupancy 2017	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
Occupancy 2018	Underwriting File
Occupancy 2019	Underwriting File
Occupancy 2020	Underwriting File
Occupancy 2021	Underwriting File
Occupancy 2022	Underwriting File
Occupancy July 2023 TTM	Underwriting File
Occupancy 2023	Underwriting File
Occupancy 2024	Underwriting File
Occupancy January 2025 TTM	Underwriting File
Occupancy January 2025 Reforecast	Underwriting File
Occupancy Implied February 2025 TTM	Underwriting File
Occupancy UW	Underwriting File
ADR 2013	Underwriting File
ADR 2014	Underwriting File
ADR 2015	Underwriting File
ADR 2016	Underwriting File
ADR 2017	Underwriting File
ADR 2018	Underwriting File
ADR 2019	Underwriting File
ADR 2020	Underwriting File
ADR 2021	Underwriting File
ADR 2022	Underwriting File
ADR July 2023 TTM	Underwriting File
ADR 2023	Underwriting File
ADR 2024	Underwriting File
ADR January 2025 TTM	Underwriting File
ADR January 2025 Reforecast	Underwriting File
A-5

ATTACHMENT A

Attribute	Source Document(s)
ADR Implied February 2025 TTM	Underwriting File
ADR UW	Underwriting File
RevPAR 2013	Underwriting File
RevPAR 2014	Underwriting File
RevPAR 2015	Underwriting File
RevPAR 2016	Underwriting File
RevPAR 2017	Underwriting File
RevPAR 2018	Underwriting File
RevPAR 2019	Underwriting File
RevPAR 2020	Underwriting File
RevPAR 2021	Underwriting File
RevPAR 2022	Underwriting File
RevPAR July 2023 TTM	Underwriting File
RevPAR 2023	Underwriting File
RevPAR 2024	Underwriting File
RevPAR January 2025 TTM	Underwriting File
RevPAR January 2025 Reforecast	Underwriting File
RevPAR Implied February 2025 TTM	Underwriting File
RevPAR UW	Underwriting File
Occupancy Penetration 2005	STR Report
Occupancy Penetration 2006	STR Report
Occupancy Penetration 2007	STR Report
Occupancy Penetration 2008	STR Report
Occupancy Penetration 2009	STR Report
Occupancy Penetration 2010	STR Report
Occupancy Penetration 2011	STR Report
Occupancy Penetration 2012	STR Report
A-6

ATTACHMENT A

Attribute	Source Document(s)
Occupancy Penetration 2013	STR Report
Occupancy Penetration 2014	STR Report
Occupancy Penetration 2015	STR Report
Occupancy Penetration 2016	STR Report
Occupancy Penetration 2017	STR Report
Occupancy Penetration 2018	STR Report
Occupancy Penetration 2019	STR Report
Occupancy Penetration 2021	STR Report
Occupancy Penetration 2022	STR Report
Occupancy Penetration 2023	STR Report
Occupancy Penetration 2024	STR Report
Occupancy Penetration January 2025 TTM	STR Report
ADR Penetration 2005	STR Report
ADR Penetration 2006	STR Report
ADR Penetration 2007	STR Report
ADR Penetration 2008	STR Report
ADR Penetration 2009	STR Report
ADR Penetration 2010	STR Report
ADR Penetration 2011	STR Report
ADR Penetration 2012	STR Report
ADR Penetration 2013	STR Report
ADR Penetration 2014	STR Report
ADR Penetration 2015	STR Report
ADR Penetration 2016	STR Report
ADR Penetration 2017	STR Report
ADR Penetration 2018	STR Report
ADR Penetration 2019	STR Report
A-7

ATTACHMENT A

Attribute	Source Document(s)
ADR Penetration 2021	STR Report
ADR Penetration 2022	STR Report
ADR Penetration 2023	STR Report
ADR Penetration 2024	STR Report
ADR Penetration January 2025 TTM	STR Report
RevPAR Penetration 2005	STR Report
RevPAR Penetration 2006	STR Report
RevPAR Penetration 2007	STR Report
RevPAR Penetration 2008	STR Report
RevPAR Penetration 2009	STR Report
RevPAR Penetration 2010	STR Report
RevPAR Penetration 2011	STR Report
RevPAR Penetration 2012	STR Report
RevPAR Penetration 2013	STR Report
RevPAR Penetration 2014	STR Report
RevPAR Penetration 2015	STR Report
RevPAR Penetration 2016	STR Report
RevPAR Penetration 2017	STR Report
RevPAR Penetration 2018	STR Report
RevPAR Penetration 2019	STR Report
RevPAR Penetration 2021	STR Report
RevPAR Penetration 2022	STR Report
RevPAR Penetration 2023	STR Report
RevPAR Penetration 2024	STR Report
RevPAR Penetration January 2025 TTM	STR Report
Rooms Revenue 2013	Underwriting File
Rooms Revenue 2014	Underwriting File
A-8

ATTACHMENT A

Attribute	Source Document(s)
Rooms Revenue 2015	Underwriting File
Rooms Revenue 2016	Underwriting File
Rooms Revenue 2017	Underwriting File
Rooms Revenue 2018	Underwriting File
Rooms Revenue 2019	Underwriting File
Rooms Revenue 2020	Underwriting File
Rooms Revenue 2021	Underwriting File
Rooms Revenue 2022	Underwriting File
Rooms Revenue July 2023 TTM	Underwriting File
Rooms Revenue 2023	Underwriting File
Rooms Revenue 2024	Underwriting File
Rooms Revenue January 2025 TTM	Underwriting File
Rooms Revenue January 2025 Reforecast	Underwriting File
Rooms Revenue Implied February 2025 TTM	Underwriting File
Rooms Revenue UW	Underwriting File
Food and Beverage Revenue 2013	Underwriting File
Food and Beverage Revenue 2014	Underwriting File
Food and Beverage Revenue 2015	Underwriting File
Food and Beverage Revenue 2016	Underwriting File
Food and Beverage Revenue 2017	Underwriting File
Food and Beverage Revenue 2018	Underwriting File
Food and Beverage Revenue 2019	Underwriting File
Food and Beverage Revenue 2020	Underwriting File
Food and Beverage Revenue 2021	Underwriting File
Food and Beverage Revenue 2022	Underwriting File
Food and Beverage Revenue July 2023 TTM	Underwriting File
Food and Beverage Revenue 2023	Underwriting File
A-9

ATTACHMENT A

Attribute	Source Document(s)
Food and Beverage Revenue 2024	Underwriting File
Food and Beverage Revenue January 2025 TTM	Underwriting File
Food and Beverage Revenue January 2025 Reforecast	Underwriting File
Food and Beverage Revenue Implied February 2025 TTM	Underwriting File
Food and Beverage Revenue UW	Underwriting File
Spa Revenue 2013	Underwriting File
Spa Revenue 2014	Underwriting File
Spa Revenue 2015	Underwriting File
Spa Revenue 2016	Underwriting File
Spa Revenue 2017	Underwriting File
Spa Revenue 2018	Underwriting File
Spa Revenue 2019	Underwriting File
Spa Revenue 2020	Underwriting File
Spa Revenue 2021	Underwriting File
Spa Revenue 2022	Underwriting File
Spa Revenue July 2023 TTM	Underwriting File
Spa Revenue 2023	Underwriting File
Spa Revenue 2024	Underwriting File
Spa Revenue January 2025 TTM	Underwriting File
Spa Revenue January 2025 Reforecast	Underwriting File
Spa Revenue Implied February 2025 TTM	Underwriting File
Spa Revenue UW	Underwriting File
Recreation Revenue 2013	Underwriting File
Recreation Revenue 2014	Underwriting File
Recreation Revenue 2015	Underwriting File
Recreation Revenue 2016	Underwriting File
Recreation Revenue 2017	Underwriting File
A-10

ATTACHMENT A

Attribute	Source Document(s)
Recreation Revenue 2018	Underwriting File
Recreation Revenue 2019	Underwriting File
Recreation Revenue 2020	Underwriting File
Recreation Revenue 2021	Underwriting File
Recreation Revenue 2022	Underwriting File
Recreation Revenue July 2023 TTM	Underwriting File
Recreation Revenue 2023	Underwriting File
Recreation Revenue 2024	Underwriting File
Recreation Revenue January 2025 TTM	Underwriting File
Recreation Revenue January 2025 Reforecast	Underwriting File
Recreation Revenue Implied February 2025 TTM	Underwriting File
Recreation Revenue UW	Underwriting File
Retail Revenue 2013	Underwriting File
Retail Revenue 2014	Underwriting File
Retail Revenue 2015	Underwriting File
Retail Revenue 2016	Underwriting File
Retail Revenue 2017	Underwriting File
Retail Revenue 2018	Underwriting File
Retail Revenue 2019	Underwriting File
Retail Revenue 2020	Underwriting File
Retail Revenue 2021	Underwriting File
Retail Revenue 2022	Underwriting File
Retail Revenue July 2023 TTM	Underwriting File
Retail Revenue 2023	Underwriting File
Retail Revenue 2024	Underwriting File
Retail Revenue January 2025 TTM	Underwriting File
Retail Revenue January 2025 Reforecast	Underwriting File
A-11

ATTACHMENT A

Attribute	Source Document(s)
Retail Revenue Implied February 2025 TTM	Underwriting File
Retail Revenue UW	Underwriting File
Parking Revenue 2013	Underwriting File
Parking Revenue 2014	Underwriting File
Parking Revenue 2015	Underwriting File
Parking Revenue 2016	Underwriting File
Parking Revenue 2017	Underwriting File
Parking Revenue 2018	Underwriting File
Parking Revenue 2019	Underwriting File
Parking Revenue 2020	Underwriting File
Parking Revenue 2021	Underwriting File
Parking Revenue 2022	Underwriting File
Parking Revenue July 2023 TTM	Underwriting File
Parking Revenue 2023	Underwriting File
Parking Revenue 2024	Underwriting File
Parking Revenue January 2025 TTM	Underwriting File
Parking Revenue January 2025 Reforecast	Underwriting File
Parking Revenue Implied February 2025 TTM	Underwriting File
Parking Revenue UW	Underwriting File
Tenant Rental income Revenue 2013	Underwriting File
Tenant Rental income Revenue 2014	Underwriting File
Tenant Rental income Revenue 2015	Underwriting File
Tenant Rental income Revenue 2016	Underwriting File
Tenant Rental income Revenue 2017	Underwriting File
Tenant Rental income Revenue 2018	Underwriting File
Tenant Rental income Revenue 2019	Underwriting File
Tenant Rental income Revenue 2020	Underwriting File
A-12

ATTACHMENT A

Attribute	Source Document(s)
Tenant Rental income Revenue 2021	Underwriting File
Tenant Rental income Revenue 2022	Underwriting File
Tenant Rental income Revenue July 2023 TTM	Underwriting File
Tenant Rental income Revenue 2023	Underwriting File
Tenant Rental income Revenue 2024	Underwriting File
Tenant Rental income Revenue January 2025 TTM	Underwriting File
Tenant Rental income Revenue January 2025 Reforecast	Underwriting File
Tenant Rental income Revenue Implied February 2025 TTM	Underwriting File
Tenant Rental income Revenue UW	Underwriting File
Cancellation & Attrition Fee Revenue 2013	Underwriting File
Cancellation & Attrition Fee Revenue 2014	Underwriting File
Cancellation & Attrition Fee Revenue 2015	Underwriting File
Cancellation & Attrition Fee Revenue 2016	Underwriting File
Cancellation & Attrition Fee Revenue 2017	Underwriting File
Cancellation & Attrition Fee Revenue 2018	Underwriting File
Cancellation & Attrition Fee Revenue 2019	Underwriting File
Cancellation & Attrition Fee Revenue 2020	Underwriting File
Cancellation & Attrition Fee Revenue 2021	Underwriting File
Cancellation & Attrition Fee Revenue 2022	Underwriting File
Cancellation & Attrition Fee Revenue July 2023 TTM	Underwriting File
Cancellation & Attrition Fee Revenue 2023	Underwriting File
Cancellation & Attrition Fee Revenue 2024	Underwriting File
Cancellation & Attrition Fee Revenue January 2025 TTM	Underwriting File
Cancellation & Attrition Fee Revenue January 2025 Reforecast	Underwriting File
Cancellation & Attrition Fee Revenue Implied February 2025 TTM	Underwriting File
Cancellation & Attrition Fee Revenue UW	Underwriting File
A-13

ATTACHMENT A

Attribute	Source Document(s)
Miscellaneous Income 2013	Underwriting File
Miscellaneous Income 2014	Underwriting File
Miscellaneous Income 2015	Underwriting File
Miscellaneous Income 2016	Underwriting File
Miscellaneous Income 2017	Underwriting File
Miscellaneous Income 2018	Underwriting File
Miscellaneous Income 2019	Underwriting File
Miscellaneous Income 2020	Underwriting File
Miscellaneous Income 2021	Underwriting File
Miscellaneous Income 2022	Underwriting File
Miscellaneous Income July 2023 TTM	Underwriting File
Miscellaneous Income 2023	Underwriting File
Miscellaneous Income 2024	Underwriting File
Miscellaneous Income January 2025 TTM	Underwriting File
Miscellaneous Income January 2025 Reforecast	Underwriting File
Miscellaneous Income Implied February 2025 TTM	Underwriting File
Miscellaneous Income UW	Underwriting File
Other Operated Departments Revenue 2013	Underwriting File
Other Operated Departments Revenue 2014	Underwriting File
Other Operated Departments Revenue 2015	Underwriting File
Other Operated Departments Revenue 2016	Underwriting File
Other Operated Departments Revenue 2017	Underwriting File
Other Operated Departments Revenue 2018	Underwriting File
Other Operated Departments Revenue 2019	Underwriting File
Other Operated Departments Revenue 2020	Underwriting File
Other Operated Departments Revenue 2021	Underwriting File
Other Operated Departments Revenue 2022	Underwriting File
A-14

ATTACHMENT A

Attribute	Source Document(s)
Other Operated Departments Revenue July 2023 TTM	Underwriting File
Other Operated Departments Revenue 2023	Underwriting File
Other Operated Departments Revenue 2024	Underwriting File
Other Operated Departments Revenue January 2025 TTM	Underwriting File
Other Operated Departments Revenue January 2025 Reforecast	Underwriting File
Other Operated Departments Revenue Implied February 2025 TTM	Underwriting File
Other Operated Departments Revenue UW	Underwriting File
Total Revenue 2013	Underwriting File
Total Revenue 2014	Underwriting File
Total Revenue 2015	Underwriting File
Total Revenue 2016	Underwriting File
Total Revenue 2017	Underwriting File
Total Revenue 2018	Underwriting File
Total Revenue 2019	Underwriting File
Total Revenue 2020	Underwriting File
Total Revenue 2021	Underwriting File
Total Revenue 2022	Underwriting File
Total Revenue July 2023 TTM	Underwriting File
Total Revenue 2023	Underwriting File
Total Revenue 2024	Underwriting File
Total Revenue January 2025 TTM	Underwriting File
Total Revenue January 2025 Reforecast	Underwriting File
Total Revenue Implied February 2025 TTM	Underwriting File
Total Revenue UW	Underwriting File
Rooms Expense 2013	Underwriting File
Rooms Expense 2014	Underwriting File
A-15

ATTACHMENT A

Attribute	Source Document(s)
Rooms Expense 2015	Underwriting File
Rooms Expense 2016	Underwriting File
Rooms Expense 2017	Underwriting File
Rooms Expense 2018	Underwriting File
Rooms Expense 2019	Underwriting File
Rooms Expense 2020	Underwriting File
Rooms Expense 2021	Underwriting File
Rooms Expense 2022	Underwriting File
Rooms Expense July 2023 TTM	Underwriting File
Rooms Expense 2023	Underwriting File
Rooms Expense 2024	Underwriting File
Rooms Expense January 2025 TTM	Underwriting File
Rooms Expense January 2025 Reforecast	Underwriting File
Rooms Expense Implied February 2025 TTM	Underwriting File
Rooms Expense UW	Underwriting File
Food and Beverage Expense 2013	Underwriting File
Food and Beverage Expense 2014	Underwriting File
Food and Beverage Expense 2015	Underwriting File
Food and Beverage Expense 2016	Underwriting File
Food and Beverage Expense 2017	Underwriting File
Food and Beverage Expense 2018	Underwriting File
Food and Beverage Expense 2019	Underwriting File
Food and Beverage Expense 2020	Underwriting File
Food and Beverage Expense 2021	Underwriting File
Food and Beverage Expense 2022	Underwriting File
Food and Beverage Expense July 2023 TTM	Underwriting File
Food and Beverage Expense 2023	Underwriting File
A-16

ATTACHMENT A

Attribute	Source Document(s)
Food and Beverage Expense 2024	Underwriting File
Food and Beverage Expense January 2025 TTM	Underwriting File
Food and Beverage Expense January 2025 Reforecast	Underwriting File
Food and Beverage Expense Implied February 2025 TTM	Underwriting File
Food and Beverage Expense UW	Underwriting File
Spa Expense 2013	Underwriting File
Spa Expense 2014	Underwriting File
Spa Expense 2015	Underwriting File
Spa Expense 2016	Underwriting File
Spa Expense 2017	Underwriting File
Spa Expense 2018	Underwriting File
Spa Expense 2019	Underwriting File
Spa Expense 2020	Underwriting File
Spa Expense 2021	Underwriting File
Spa Expense 2022	Underwriting File
Spa Expense July 2023 TTM	Underwriting File
Spa Expense 2023	Underwriting File
Spa Expense 2024	Underwriting File
Spa Expense January 2025 TTM	Underwriting File
Spa Expense January 2025 Reforecast	Underwriting File
Spa Expense Implied February 2025 TTM	Underwriting File
Spa Expense UW	Underwriting File
Recreation Expense 2013	Underwriting File
Recreation Expense 2014	Underwriting File
Recreation Expense 2015	Underwriting File
Recreation Expense 2016	Underwriting File
Recreation Expense 2017	Underwriting File
A-17

ATTACHMENT A

Attribute	Source Document(s)
Recreation Expense 2018	Underwriting File
Recreation Expense 2019	Underwriting File
Recreation Expense 2020	Underwriting File
Recreation Expense 2021	Underwriting File
Recreation Expense 2022	Underwriting File
Recreation Expense July 2023 TTM	Underwriting File
Recreation Expense 2023	Underwriting File
Recreation Expense 2024	Underwriting File
Recreation Expense January 2025 TTM	Underwriting File
Recreation Expense January 2025 Reforecast	Underwriting File
Recreation Expense Implied February 2025 TTM	Underwriting File
Recreation Expense UW	Underwriting File
Retail Expense 2013	Underwriting File
Retail Expense 2014	Underwriting File
Retail Expense 2015	Underwriting File
Retail Expense 2016	Underwriting File
Retail Expense 2017	Underwriting File
Retail Expense 2018	Underwriting File
Retail Expense 2019	Underwriting File
Retail Expense 2020	Underwriting File
Retail Expense 2021	Underwriting File
Retail Expense 2022	Underwriting File
Retail Expense July 2023 TTM	Underwriting File
Retail Expense 2023	Underwriting File
Retail Expense 2024	Underwriting File
Retail Expense January 2025 TTM	Underwriting File
Retail Expense January 2025 Reforecast	Underwriting File
A-18

ATTACHMENT A

Attribute	Source Document(s)
Retail Expense Implied February 2025 TTM	Underwriting File
Retail Expense UW	Underwriting File
Parking Expense 2013	Underwriting File
Parking Expense 2014	Underwriting File
Parking Expense 2015	Underwriting File
Parking Expense 2016	Underwriting File
Parking Expense 2017	Underwriting File
Parking Expense 2018	Underwriting File
Parking Expense 2019	Underwriting File
Parking Expense 2020	Underwriting File
Parking Expense 2021	Underwriting File
Parking Expense 2022	Underwriting File
Parking Expense July 2023 TTM	Underwriting File
Parking Expense 2023	Underwriting File
Parking Expense 2024	Underwriting File
Parking Expense January 2025 TTM	Underwriting File
Parking Expense January 2025 Reforecast	Underwriting File
Parking Expense Implied February 2025 TTM	Underwriting File
Parking Expense UW	Underwriting File
Other Operated Departmental Expense 2013	Underwriting File
Other Operated Departmental Expense 2014	Underwriting File
Other Operated Departmental Expense 2015	Underwriting File
Other Operated Departmental Expense 2016	Underwriting File
Other Operated Departmental Expense 2017	Underwriting File
Other Operated Departmental Expense 2018	Underwriting File
Other Operated Departmental Expense 2019	Underwriting File
Other Operated Departmental Expense 2020	Underwriting File
A-19

ATTACHMENT A

Attribute	Source Document(s)
Other Operated Departmental Expense 2021	Underwriting File
Other Operated Departmental Expense 2022	Underwriting File
Other Operated Departmental Expense July 2023 TTM	Underwriting File
Other Operated Departmental Expense 2023	Underwriting File
Other Operated Departmental Expense 2024	Underwriting File
Other Operated Departmental Expense January 2025 TTM	Underwriting File
Other Operated Departmental Expense January 2025 Reforecast	Underwriting File
Other Operated Departmental Expense Implied February 2025 TTM	Underwriting File
Other Operated Departmental Expense UW	Underwriting File
Total Departmental Expenses 2013	Underwriting File
Total Departmental Expenses 2014	Underwriting File
Total Departmental Expenses 2015	Underwriting File
Total Departmental Expenses 2016	Underwriting File
Total Departmental Expenses 2017	Underwriting File
Total Departmental Expenses 2018	Underwriting File
Total Departmental Expenses 2019	Underwriting File
Total Departmental Expenses 2020	Underwriting File
Total Departmental Expenses 2021	Underwriting File
Total Departmental Expenses 2022	Underwriting File
Total Departmental Expenses July 2023 TTM	Underwriting File
Total Departmental Expenses 2023	Underwriting File
Total Departmental Expenses 2024	Underwriting File
Total Departmental Expenses January 2025 TTM	Underwriting File
Total Departmental Expenses January 2025 Reforecast	Underwriting File
Total Departmental Expenses Implied February 2025 TTM	Underwriting File
Total Departmental Expenses UW	Underwriting File
A-20

ATTACHMENT A

Attribute	Source Document(s)
Total Departmental Profit 2013	Underwriting File
Total Departmental Profit 2014	Underwriting File
Total Departmental Profit 2015	Underwriting File
Total Departmental Profit 2016	Underwriting File
Total Departmental Profit 2017	Underwriting File
Total Departmental Profit 2018	Underwriting File
Total Departmental Profit 2019	Underwriting File
Total Departmental Profit 2020	Underwriting File
Total Departmental Profit 2021	Underwriting File
Total Departmental Profit 2022	Underwriting File
Total Departmental Profit July 2023 TTM	Underwriting File
Total Departmental Profit 2023	Underwriting File
Total Departmental Profit 2024	Underwriting File
Total Departmental Profit January 2025 TTM	Underwriting File
Total Departmental Profit January 2025 Reforecast	Underwriting File
Total Departmental Profit Implied February 2025 TTM	Underwriting File
Total Departmental Profit UW	Underwriting File
General and Administrative 2013	Underwriting File
General and Administrative 2014	Underwriting File
General and Administrative 2015	Underwriting File
General and Administrative 2016	Underwriting File
General and Administrative 2017	Underwriting File
General and Administrative 2018	Underwriting File
General and Administrative 2019	Underwriting File
General and Administrative 2020	Underwriting File
General and Administrative 2021	Underwriting File
General and Administrative 2022	Underwriting File
A-21

ATTACHMENT A

Attribute	Source Document(s)
General and Administrative July 2023 TTM	Underwriting File
General and Administrative 2023	Underwriting File
General and Administrative 2024	Underwriting File
General and Administrative January 2025 TTM	Underwriting File
General and Administrative January 2025 Reforecast	Underwriting File
General and Administrative Implied February 2025 TTM	Underwriting File
General and Administrative UW	Underwriting File
Information & Telecom Systems 2013	Underwriting File
Information & Telecom Systems 2014	Underwriting File
Information & Telecom Systems 2015	Underwriting File
Information & Telecom Systems 2016	Underwriting File
Information & Telecom Systems 2017	Underwriting File
Information & Telecom Systems 2018	Underwriting File
Information & Telecom Systems 2019	Underwriting File
Information & Telecom Systems 2020	Underwriting File
Information & Telecom Systems 2021	Underwriting File
Information & Telecom Systems 2022	Underwriting File
Information & Telecom Systems July 2023 TTM	Underwriting File
Information & Telecom Systems 2023	Underwriting File
Information & Telecom Systems 2024	Underwriting File
Information & Telecom Systems January 2025 TTM	Underwriting File
Information & Telecom Systems January 2025 Reforecast	Underwriting File
Information & Telecom Systems Implied February 2025 TTM	Underwriting File
Information & Telecom Systems UW	Underwriting File
Sales and Marketing 2013	Underwriting File
Sales and Marketing 2014	Underwriting File
Sales and Marketing 2015	Underwriting File
A-22

ATTACHMENT A

Attribute	Source Document(s)
Sales and Marketing 2016	Underwriting File
Sales and Marketing 2017	Underwriting File
Sales and Marketing 2018	Underwriting File
Sales and Marketing 2019	Underwriting File
Sales and Marketing 2020	Underwriting File
Sales and Marketing 2021	Underwriting File
Sales and Marketing 2022	Underwriting File
Sales and Marketing July 2023 TTM	Underwriting File
Sales and Marketing 2023	Underwriting File
Sales and Marketing 2024	Underwriting File
Sales and Marketing January 2025 TTM	Underwriting File
Sales and Marketing January 2025 Reforecast	Underwriting File
Sales and Marketing Implied February 2025 TTM	Underwriting File
Sales and Marketing UW	Underwriting File
Repairs and Maintenance 2013	Underwriting File
Repairs and Maintenance 2014	Underwriting File
Repairs and Maintenance 2015	Underwriting File
Repairs and Maintenance 2016	Underwriting File
Repairs and Maintenance 2017	Underwriting File
Repairs and Maintenance 2018	Underwriting File
Repairs and Maintenance 2019	Underwriting File
Repairs and Maintenance 2020	Underwriting File
Repairs and Maintenance 2021	Underwriting File
Repairs and Maintenance 2022	Underwriting File
Repairs and Maintenance July 2023 TTM	Underwriting File
Repairs and Maintenance 2023	Underwriting File
Repairs and Maintenance 2024	Underwriting File
A-23

ATTACHMENT A

Attribute	Source Document(s)
Repairs and Maintenance January 2025 TTM	Underwriting File
Repairs and Maintenance January 2025 Reforecast	Underwriting File
Repairs and Maintenance Implied February 2025 TTM	Underwriting File
Repairs and Maintenance UW	Underwriting File
Utilities 2013	Underwriting File
Utilities 2014	Underwriting File
Utilities 2015	Underwriting File
Utilities 2016	Underwriting File
Utilities 2017	Underwriting File
Utilities 2018	Underwriting File
Utilities 2019	Underwriting File
Utilities 2020	Underwriting File
Utilities 2021	Underwriting File
Utilities 2022	Underwriting File
Utilities July 2023 TTM	Underwriting File
Utilities 2023	Underwriting File
Utilities 2024	Underwriting File
Utilities January 2025 TTM	Underwriting File
Utilities January 2025 Reforecast	Underwriting File
Utilities Implied February 2025 TTM	Underwriting File
Utilities UW	Underwriting File
Total Undistributed Expenses 2013	Underwriting File
Total Undistributed Expenses 2014	Underwriting File
Total Undistributed Expenses 2015	Underwriting File
Total Undistributed Expenses 2016	Underwriting File
Total Undistributed Expenses 2017	Underwriting File
Total Undistributed Expenses 2018	Underwriting File
A-24

ATTACHMENT A

Attribute	Source Document(s)
Total Undistributed Expenses 2019	Underwriting File
Total Undistributed Expenses 2020	Underwriting File
Total Undistributed Expenses 2021	Underwriting File
Total Undistributed Expenses 2022	Underwriting File
Total Undistributed Expenses July 2023 TTM	Underwriting File
Total Undistributed Expenses 2023	Underwriting File
Total Undistributed Expenses 2024	Underwriting File
Total Undistributed Expenses January 2025 TTM	Underwriting File
Total Undistributed Expenses January 2025 Reforecast	Underwriting File
Total Undistributed Expenses Implied February 2025 TTM	Underwriting File
Total Undistributed Expenses UW	Underwriting File
Gross Operating Profit 2013	Underwriting File
Gross Operating Profit 2014	Underwriting File
Gross Operating Profit 2015	Underwriting File
Gross Operating Profit 2016	Underwriting File
Gross Operating Profit 2017	Underwriting File
Gross Operating Profit 2018	Underwriting File
Gross Operating Profit 2019	Underwriting File
Gross Operating Profit 2020	Underwriting File
Gross Operating Profit 2021	Underwriting File
Gross Operating Profit 2022	Underwriting File
Gross Operating Profit July 2023 TTM	Underwriting File
Gross Operating Profit 2023	Underwriting File
Gross Operating Profit 2024	Underwriting File
Gross Operating Profit January 2025 TTM	Underwriting File
Gross Operating Profit January 2025 Reforecast	Underwriting File
Gross Operating Profit Implied February 2025 TTM	Underwriting File
A-25

ATTACHMENT A

Attribute	Source Document(s)
Gross Operating Profit UW	Underwriting File
Base Management Fee 2013	Underwriting File
Base Management Fee 2014	Underwriting File
Base Management Fee 2015	Underwriting File
Base Management Fee 2016	Underwriting File
Base Management Fee 2017	Underwriting File
Base Management Fee 2018	Underwriting File
Base Management Fee 2019	Underwriting File
Base Management Fee 2020	Underwriting File
Base Management Fee 2021	Underwriting File
Base Management Fee 2022	Underwriting File
Base Management Fee July 2023 TTM	Underwriting File
Base Management Fee 2023	Underwriting File
Base Management Fee 2024	Underwriting File
Base Management Fee January 2025 TTM	Underwriting File
Base Management Fee January 2025 Reforecast	Underwriting File
Base Management Fee Implied February 2025 TTM	Underwriting File
Base Management Fee UW	Underwriting File
Incentive Management Fee 2013	Underwriting File
Incentive Management Fee 2014	Underwriting File
Incentive Management Fee 2015	Underwriting File
Incentive Management Fee 2016	Underwriting File
Incentive Management Fee 2017	Underwriting File
Incentive Management Fee 2018	Underwriting File
Incentive Management Fee 2019	Underwriting File
Incentive Management Fee 2020	Underwriting File
Incentive Management Fee 2021	Underwriting File
A-26

ATTACHMENT A

Attribute	Source Document(s)
Incentive Management Fee 2022	Underwriting File
Incentive Management Fee July 2023 TTM	Underwriting File
Incentive Management Fee 2023	Underwriting File
Incentive Management Fee 2024	Underwriting File
Incentive Management Fee January 2025 TTM	Underwriting File
Incentive Management Fee January 2025 Reforecast	Underwriting File
Incentive Management Fee Implied February 2025 TTM	Underwriting File
Incentive Management Fee UW	Underwriting File
Income Before Fixed Charges 2013	Underwriting File
Income Before Fixed Charges 2014	Underwriting File
Income Before Fixed Charges 2015	Underwriting File
Income Before Fixed Charges 2016	Underwriting File
Income Before Fixed Charges 2017	Underwriting File
Income Before Fixed Charges 2018	Underwriting File
Income Before Fixed Charges 2019	Underwriting File
Income Before Fixed Charges 2020	Underwriting File
Income Before Fixed Charges 2021	Underwriting File
Income Before Fixed Charges 2022	Underwriting File
Income Before Fixed Charges July 2023 TTM	Underwriting File
Income Before Fixed Charges 2023	Underwriting File
Income Before Fixed Charges 2024	Underwriting File
Income Before Fixed Charges January 2025 TTM	Underwriting File
Income Before Fixed Charges January 2025 Reforecast	Underwriting File
Income Before Fixed Charges Implied February 2025 TTM	Underwriting File
Income Before Fixed Charges UW	Underwriting File
Real Estate Taxes 2013	Underwriting File
Real Estate Taxes 2014	Underwriting File
A-27

ATTACHMENT A

Attribute	Source Document(s)
Real Estate Taxes 2015	Underwriting File
Real Estate Taxes 2016	Underwriting File
Real Estate Taxes 2017	Underwriting File
Real Estate Taxes 2018	Underwriting File
Real Estate Taxes 2019	Underwriting File
Real Estate Taxes 2020	Underwriting File
Real Estate Taxes 2021	Underwriting File
Real Estate Taxes 2022	Underwriting File
Real Estate Taxes July 2023 TTM	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes 2024	Underwriting File
Real Estate Taxes January 2025 TTM	Underwriting File
Real Estate Taxes January 2025 Reforecast	Underwriting File
Real Estate Taxes Implied February 2025 TTM	Underwriting File
Real Estate Taxes UW	Underwriting File
Insurance 2013	Underwriting File
Insurance 2014	Underwriting File
Insurance 2015	Underwriting File
Insurance 2016	Underwriting File
Insurance 2017	Underwriting File
Insurance 2018	Underwriting File
Insurance 2019	Underwriting File
Insurance 2020	Underwriting File
Insurance 2021	Underwriting File
Insurance 2022	Underwriting File
Insurance July 2023 TTM	Underwriting File
Insurance 2023	Underwriting File
A-28

ATTACHMENT A

Attribute	Source Document(s)
Insurance 2024	Underwriting File
Insurance January 2025 TTM	Underwriting File
Insurance January 2025 Reforecast	Underwriting File
Insurance Implied February 2025 TTM	Underwriting File
Insurance UW	Underwriting File
Other Fixed Expenses 2013	Underwriting File
Other Fixed Expenses 2014	Underwriting File
Other Fixed Expenses 2015	Underwriting File
Other Fixed Expenses 2016	Underwriting File
Other Fixed Expenses 2017	Underwriting File
Other Fixed Expenses 2018	Underwriting File
Other Fixed Expenses 2019	Underwriting File
Other Fixed Expenses 2020	Underwriting File
Other Fixed Expenses 2021	Underwriting File
Other Fixed Expenses 2022	Underwriting File
Other Fixed Expenses July 2023 TTM	Underwriting File
Other Fixed Expenses 2023	Underwriting File
Other Fixed Expenses 2024	Underwriting File
Other Fixed Expenses January 2025 TTM	Underwriting File
Other Fixed Expenses January 2025 Reforecast	Underwriting File
Other Fixed Expenses Implied February 2025 TTM	Underwriting File
Other Fixed Expenses UW	Underwriting File
Total Fixed and Other Expenses 2013	Underwriting File
Total Fixed and Other Expenses 2014	Underwriting File
Total Fixed and Other Expenses 2015	Underwriting File
Total Fixed and Other Expenses 2016	Underwriting File
Total Fixed and Other Expenses 2017	Underwriting File
A-29

ATTACHMENT A

Attribute	Source Document(s)
Total Fixed and Other Expenses 2018	Underwriting File
Total Fixed and Other Expenses 2019	Underwriting File
Total Fixed and Other Expenses 2020	Underwriting File
Total Fixed and Other Expenses 2021	Underwriting File
Total Fixed and Other Expenses 2022	Underwriting File
Total Fixed and Other Expenses July 2023 TTM	Underwriting File
Total Fixed and Other Expenses 2023	Underwriting File
Total Fixed and Other Expenses 2024	Underwriting File
Total Fixed and Other Expenses January 2025 TTM	Underwriting File
Total Fixed and Other Expenses January 2025 Reforecast	Underwriting File
Total Fixed and Other Expenses Implied February 2025 TTM	Underwriting File
Total Fixed and Other Expenses UW	Underwriting File
Net Operating Income 2013	Underwriting File
Net Operating Income 2014	Underwriting File
Net Operating Income 2015	Underwriting File
Net Operating Income 2016	Underwriting File
Net Operating Income 2017	Underwriting File
Net Operating Income 2018	Underwriting File
Net Operating Income 2019	Underwriting File
Net Operating Income 2020	Underwriting File
Net Operating Income 2021	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income July 2023 TTM	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income 2024	Underwriting File
Net Operating Income January 2025 TTM	Underwriting File
Net Operating Income January 2025 Reforecast	Underwriting File
A-30

ATTACHMENT A

Attribute	Source Document(s)
Net Operating Income Implied February 2025 TTM	Underwriting File
Net Operating Income UW	Underwriting File
FF&E 2013	Underwriting File
FF&E 2014	Underwriting File
FF&E 2015	Underwriting File
FF&E 2016	Underwriting File
FF&E 2017	Underwriting File
FF&E 2018	Underwriting File
FF&E 2019	Underwriting File
FF&E 2020	Underwriting File
FF&E 2021	Underwriting File
FF&E 2022	Underwriting File
FF&E July 2023 TTM	Underwriting File
FF&E 2023	Underwriting File
FF&E 2024	Underwriting File
FF&E January 2025 TTM	Underwriting File
FF&E January 2025 Reforecast	Underwriting File
FF&E Implied February 2025 TTM	Underwriting File
FF&E UW	Underwriting File
Net Cash Flow 2013	Underwriting File
Net Cash Flow 2014	Underwriting File
Net Cash Flow 2015	Underwriting File
Net Cash Flow 2016	Underwriting File
Net Cash Flow 2017	Underwriting File
Net Cash Flow 2018	Underwriting File
Net Cash Flow 2019	Underwriting File
Net Cash Flow 2020	Underwriting File
A-31

ATTACHMENT A

Attribute	Source Document(s)
Net Cash Flow 2021	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow July 2023 TTM	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow 2024	Underwriting File
Net Cash Flow January 2025 TTM	Underwriting File
Net Cash Flow January 2025 Reforecast	Underwriting File
Net Cash Flow Implied February 2025 TTM	Underwriting File
Net Cash Flow UW	Underwriting File
A-32

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Closing Date Balance per Key	Mortgage Loan Closing Date Balance divided by Total Units
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate sum of each Mortgage Loan Closing Date Balance
Individual As-Is Appraised Value per Key	Individual As-Is Appraised Value divided by Total Units
Individual As-Stabilized Appraised Value per Key	Individual As-Stabilized Appraised Value divided by Total Units
Mortgage Loan Interest Rate at Term SOFR Cap	Assumed Mortgage Loan Spread plus Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) sum of a) Assumed Mortgage Loan Spread and b) Assumed One-month Term SOFR, ii) Mortgage Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Interest Rate at Term SOFR Cap, ii) Mortgage Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Initial Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Mortgage Loan Closing Date LTV (Individual As-is Value)	Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Balloon LTV (Individual As-is Value)	Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Closing Date LTV (Individual As-Stabilized Value)	Mortgage Loan Closing Date Balance divided by Individual As-Stabilized Appraised Value
Mortgage Loan Balloon LTV (Individual As-Stabilized Value)	Mortgage Loan Maturity Date Balance divided by Individual As-Stabilized Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap

B-2